Summary Of Significant Accounting Policies -Recently Issued Accounting Pronouncements (Details) - USD ($) $ in Thousands	Apr. 02, 2022	Jan. 02, 2022	Jan. 01, 2022	Dec. 26, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Accounts Receivable, net	$ 118,758	$ 107,006	$ 107,372	$ 75,135
Cost in Excess of Billings	30,286	23,121	23,121	11,399
Accumulated Deficit	10,202	(8,944)	(8,578)	$ (48,205)
Right-of-use assets	$ 41,518		$ 0
Previously Reported [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Accounts Receivable, net		107,372
Cost in Excess of Billings		23,121
Accumulated Deficit		(8,578)
Revision of Prior Period, Adjustment [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Accounts Receivable, net		(366)
Accumulated Deficit		(366)
Accounting Standards Update 2016-02 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Accumulated Deficit		557
Lease liabilities		44,776
Right-of-use assets		$ 42,835